Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

Note 7 - Income Taxes

Income tax expense (benefit) is as follows for the years ended December 31:

	2011	2010	2009
Current tax expense (benefit)
Federal	$444	$2,059	$(2,199)
State	—	—	—
Deferred tax expense (benefit)	1,504	(4,157)	(5,603)
Total	$1,948	$(2,098)	$(7,802)

A reconciliation between taxes computed at the statutory federal income tax rate and the consolidated effective tax rates follows:

	2011	2010	2009
Statutory federal income tax rate	35.0%	(35.0)%	(35.0)%
(Decrease) increase in taxes resulting from:
Tax-exempt income	(7.6)%	(61.8)%	(8.8)%
State income taxes, net of federal tax benefit	4.2%	(24.0)%	(10.1)%
Dividends on ESOP shares	(0.9)%	(41.8)%	(22.0)%
Bank-owned life insurance	4.0%	(63.5)%	(11.1)%
Change in tax rates	(11.6)%	—	—
Other items, net	(3.1)%	3.9%	0.1%
Effective tax rate	20.0%	(222.2)%	(86.9)%

The temporary differences which created deferred tax assets and liabilities at December 31 are summarized below:

	2011	2010
Deferred tax assets
Allowance for loan losses	$11,358	$11,157
Deferred compensation	1,125	3,369
Nonaccrual loan interest income	—	2,352
Bad debt conformity recoveries	2,176	—
Pension obligation adjustment	706	200
State net operating loss	1,906	1,763
Other real estate owned	2,879	2,110
AMT credit	119	—
Other	—	210
Total deferred tax assets	20,269	21,161
Deferred tax liabilities
Net unrealized gain on securities available for sale	2,730	389
Depreciation	725	343
Federal Home Loan Bank stock dividends	633	611
Deposit base intangible	302	286
Qualified prepaid expenses	413	352
Other	104	—
Total deferred tax liabilities	4,907	1,981
Net deferred tax assets	$15,362	$19,180

In 2010, the State of Illinois passed new tax legislation that restricts companies from utilizing state net operating loss carry forwards to offset state income tax expense for the years 2011-2013. At December 31, 2011, the Company had state net operating loss carry forwards totaling approximately $37,832, which expire at various dates beginning in 2021. As of December 31, 2011, the Company believes that it will generate sufficient taxable income to utilize the net operating loss carry forwards prior to expiration, and therefore, no valuation allowance has been established.

Based on the carry back available and expected future taxable income, management believes it is more likely than not that the remaining deferred tax asset as of December 31, 2011 and 2010, will be realized. Therefore, no valuation allowance has been established.

There were no unrecognized tax benefits as of December 31, 2011 and 2010. The Company does not expect a significant change in the unrecognized tax benefit in the next twelve months.

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of the State of Illinois. The Company is no longer subject to examination by taxing authorities for years before 2008.